Filed pursuant to Rule 497(a)

File No. 333-223483

Rule 482ad

Investor Presentation Third Quarter – 2018 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaininstccaappitiatl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of November 2, 2018 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Investor Presentation Corporate Overview 3rd Quarter – 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Hybrid debt and equity investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Internally-managed Business Development Company (BDC) • • IPO in 2007 Over $4.0 billion in capital under management(1) – Over $2.8 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Invests in the under-served Lower Middle Market (LMM) • Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Provides single source solutions including a combination of first lien, senior secured debt and equity financing • Debt investments in Middle Market companies •Issuances of first lien, senior secured and/or rated debt investments •Larger companies than LMM investment strategy Debt investments originated in collaboration with other funds •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

MAIN is a Principal Investor in Private Debt and Equity Long-term focus on delivering our shareholders sustainable growth in net asset value and recurring dividends per share MAIN’s unique investment strategy, efficient operating structure and conservative capitalization are designed to provide sustainable, long-term growth in recurring monthly dividends, as well as long-term capital appreciation, to our shareholders Consistent cash dividend yield – dividends paid monthly • • MAIN has never decreased its monthly dividend rate Began paying periodic supplemental dividends in January 2013 and moved to semi-annual supplemental dividends in July 2013 Owns three Small Business Investment Company (SBIC) Funds • Main Street Mezzanine Fund (2002 vintage), Main Street Capital II (2006 vintage) and Main Street Capital III (2016 vintage) Provides access to 10-year, low cost, fixed rate government-backed leverage • Strong capitalization and liquidity position – stable, long-term debt and significant available liquidity to take advantage of opportunities •Favorable opportunities in capital markets through investment grade rating of BBB/Stable from Standard & Poor’s Rating Services •Total SBIC debenture regulatory financing capacity of $350.0 million(1) (1) MAIN opportunistically prepaid $4.0 million of existing SBIC debentures during the quarter ended March 31, 2018. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $346.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

MAIN is a Principal Investor in Private Debt and Equity Equity investments in LMM portfolio provide both the opportunity to grow net asset value (NAV) per share and generate realized gains to support dividend growth Focus on LMM equity investments and efficient operating structure differentiates MAIN and provides opportunity for significant total returns for our shareholders • • NAV growth of $11.84 per share (or 92%) since 2007 Cumulative net realized gains from portfolio investments of $67.3 million since Initial Public Offering Approximately $3.01 per share in cumulative, pre-tax net unrealized appreciation at September 30, 2018 Realized gains provide taxable income in excess of net investment income and help fund supplemental dividends • • Internally managed operating structure provides significant operating leverage • Favorable ratio of total operating expenses, excluding interest expense, to average total assets of approximately 1.5%(1) Greater portion of gross portfolio returns are delivered to our shareholders Significant positive impact to Net Investment Income Alignment of interests between MAIN management and our shareholders • • • (1) Based upon the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6

MAIN Strategy Produces Differentiated Returns Three Pronged Value Proposition – Three Ways to Win are Better Than One 1. Sustain and Grow Regular Monthly Dividends • • 77% increase from $0.330 per share in Q4 2007 to declared dividend of $0.585 per share in Q1 2019 Efficient operating structure provides operating leverage to grow distributable net investment income as investment portfolio and total investment income grow Never decreased regular monthly dividend (including through 2008/2009 recession) or paid a return of capital distribution Paid or declared $21.270 per share in regular monthly dividends since October 2007 IPO Most of MAIN’s peers generate virtually all of their total return through regular dividends Multi-faceted investment strategy supports growth of regular monthly dividends over various cycles and markets • • • • 2. Supplement Regular Monthly Dividends with Semi-Annual Supplemental Dividends • Paid or declared $3.550 per share in supplemental dividends since 2012, resulting in total dividends paid or declared of $24.820 since October 2007 IPO at $15.00 per share Transitioned to semi-annual supplemental dividend vs. annual supplemental dividend in 2013 Primarily the product of realized gains on LMM equity investment component of strategy (analogous to PIK income on debt investments from cash flow perspective, but more tax efficient and without a cap on upside) • • 3. Meaningfully Grow Net Asset Value (“NAV”) Per Share • • • • • $12.85 at December 31, 2007 to $24.69 at September 30, 2018 – 92% growth; CAGR of 6.3% Primarily generated through retained earnings(1) (~30%) and accretive offerings (~70%) Represents incremental economic return to investors beyond dividends MAIN’s debt-focused peers (which comprises most BDCs) cannot generate NAV per share growth through the cycles Unrealized appreciation is a good proxy for future dividend growth without the need for additional capital through growing portfolio dividend income and harvested realized gains from equity investments Ability to grow NAV per share provides opportunity for MAIN stock share price appreciation and additional shareholder returns • (1) Retained earnings includes cumulative net investment income, net realized gains and net unrealized appreciation, net of cumulative dividends paid or accrued Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7

Historical Dividend, Distributable Net Investment Income (“DNII”) and Net Asset Value (“NAV”) Per Share Growth $0.90 $26.00 MAIN’s unique focus on equity investments in the Lower Middle Market provides the opportunity for significant NAV per share growth MAIN’s efficient operating structure provides significant operating leverage, greater dividends and greater overall returns for our shareholders MAIN’s dividends have been covered by DNII and net realized gains – MAIN has never paid a return of capital distribution $24.00 $0.80 $22.00 $0.70 $20.00 $0.60 $18.00 $16.00 $0.50 $14.00 $0.40 $12.00 $0.30 $10.00 $0.20 $08.00 Q4Q1 Q1Q2 2007 19 Regular Dividends Supplemental Dividends DNII per share NAV per share • Includes recurring monthly and semi-annual supplemental dividends paid and declared as of November 1, 2018. Annual return on equity averaging approximately 14.0% from 2010 through the third quarter of 2018 • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8 DNII and Dividends Per Share NAV Per Share Recessionary Period Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 Q2 Q3 Q4 Q1 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 1920

MAIN Historical Highlights ($ in millions, except per shares amounts) (Jun) (Dec) SBIC License and Debt Capacity to $4.5 27 Companies (1) Through September 30, 2018, unless otherwise indicated (2) Through November 1, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Milestones 2007 - 2011 2012 2013 2014 2015 2016 2017 2018(1) Significant Events(2) IPO $64.5 NASDAQ Listing (Oct 2007) SBIC Debt Capacity Increased to $225.0 (Feb 2009) Acquired 88% of our Second SBIC Fund (Jan 2010) NYSE Listing (Oct 2010) SBIC of the Year Award (May 2011) Acquired remaining equity of Second SBIC Fund (Mar) Supplemental Dividends: - $0.35/share (Jan) - $0.20/share (Jul) - $0.25/share (Dec) S&P Investment Grade (IG) rating of BBB (Sep) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Received our Third Increased our SBIC $350.0 (Aug) Supplemental Dividends: - $0.275/share (Jun) - $0.275/share (Dec) Supplemental Dividends: - $0.275/share - $0.275/share Senior Credit Facility $30.0 (2008) $85.0 (2010) $235.0 (2011) $277.5 (May) $287.5 (Jul) Extension to 5-year maturity (Nov) $372.5 (May) $445.0 (Sep) Revolving for Full 5-Year Period (Sep) $502.5 (Jun) $522.5 (Sep) $572.5 (Dec) $597.5 (Apr) $555.0 (Nov) $560.0 (Jul) $585.0 (Sep) $655.0 (Jun) $680.0 (Jul) Debt Offerings $92.0 6.125% 10-Year Notes (Apr) $175.0 4.5% 5-Year IG Notes (Nov) $185.0 4.5% 5-Year IG Notes (Nov) Equity Offerings IPO $64.5 (Oct 2007) $17.4 (2009) $90.7 (2010) $134.3 (2011) $97.0 (Jun) $80.5 (Dec) $136.9 (Aug) $144.9 (Apr) $136.1 (Mar) Implemented at-the-market (ATM) Program (Nov) - ATM $113.6 ATM $152.8 ATM $73.2 Total Value of Investment Portfolio and Number of Companies 2007 $105.7 2011 $658.1 114 Companies $924.4 147 Companies $1,286.2 176 Companies $1,563.3 190 Companies $1,800.0 208 Companies $1,996.9 208 Companies $2,171.3 198 Companies $2,426.9 194 Companies

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.5% weighted-average cash coupon as of September 30, 2018); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10

LMM Investment Opportunity MAIN targets LMM investments in established, profitable companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA •Typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Partner relationship with the management teams of our portfolio companies vs. a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11

Middle Market Debt Investment Strategy MAIN maintains a portfolio of debt investments in Middle Market companies Investment Objective •Generate cash yield to support MAIN monthly dividend Investments in secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $89.7 million Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(1) More relative liquidity than LMM investments 6% – 10% targeted gross yields • • Weighted-average effective yield(2) of 9.4% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase • (1) Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion (2) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12

Private Loan Investment Strategy Investment Objectives Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN monthly dividend • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $46.2 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.1% Net returns positively impacted by lower overhead requirements and modest use of leverage Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater shareholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees – MAIN(1) base management fee – 1% of total assets – MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains • MAIN’s internally managed operating structure provides MAIN’s shareholders the benefits of this asset management business Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • $2.7 million contribution to net investment income in the third quarter of 2018(2) $8.0 million contribution to net investment income for the nine months ended September 30, 2018(2) $9.4 million contribution to net investment income for the year ended December 31, 2017(2) $70.1 million of cumulative unrealized appreciation as of September 30, 2018 – – – – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14

MAIN Regulatory Framework Highly regulated structure provides significant advantages and protections to our shareholders, including investment transparency, tax efficiency and beneficial leverage Operates as a Business Development Company •Regulated by Securities and Exchange Commission - 1940 Act •Publicly-traded, private investment company Regulated Investment Company (RIC) tax structure • • • Eliminates corporate level income tax Efficient tax structure providing high yield to investors Passes through capital gains to investors Small Business Investment Company (SBIC) subsidiaries • • • Regulated by the U.S. Small Business Administration (SBA) Access to low cost, fixed rate, long-term leverage Total SBIC debenture regulatory financing capacity of $350.0 million(1) Total outstanding leverage of $345.8 million through our three wholly owned SBIC Funds(1) MAIN is a previous SBIC of the Year Award recipient • • (1) MAIN opportunistically prepaid $4.0 million of existing SBIC debentures during the quarter ended March 31, 2018. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $346.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15

MAIN Corporate Structure – Internally Managed “Internally managed” structure means no external management fees or expenses are paid, providing operating leverage to MAIN’s business. MAIN targets total operating and administrative costs at or less than 2% of assets. LP (1) As of September 30, 2018, MAIN’s credit facility had $680.0 million in total commitments; MAIN’s credit facility includes an accordion feature which could increase total commitments up to $800.0 million. $185.0 million of 4.50% Notes due December 2022 and $175.0 million of 4.50% Notes due December 2019. MAIN opportunistically prepaid $4.0 million of existing SBIC debentures during the quarter ended March 31, 2018. As a result, the current effective maximum amount of SBIC debenture financing capacity under its three existing licenses is $346.0 million. (2) (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16 Main Street Capital Corporation (BDC/RIC) Assets: ~$1,969 million Line of Credit: $250 million ($680.0 million facility)(1) Notes: ~$360 million(2) Main Street Mezzanine Fund, LP (2002 vintage SBIC) Main Street Capital II, LP (2006 vintage SBIC) Main Street Capital III, (2016 vintage SBIC) Assets: ~$117 million SBIC Debt: $46 million outstanding(3) Assets: ~$210 million SBIC Debt: ~$150 million outstanding(3) Assets: ~$228 million SBIC Debt: $150 million outstanding(3)

MAIN Co-Founders and Executive Management Team • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with a Big 5 Accounting Firm’s transaction services group • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) Member of MAIN Credit Committee (4) (5) (6) Chief Credit Officer Chief Investment Officer Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Jason Beauvais; JD SVP, GC, CCO(6) and Secretary Brent Smith; CPA CFO and Treasurer David Magdol(1)(2) Vice Chairman, CIO(5) and Senior Managing Director Curtis Hartman; CPA(1)(2)(3) Vice Chairman, CCO(4) and Senior Managing Director Dwayne Hyzak; CPA(1)(2)(3) President, COO and Senior Managing Director Vince Foster; CPA & JD(1)(2)(3) Chairman and CEO

Post-IPO TTM Dividends Per Share – Sustainable Growth Cumulative dividends paid or declared from October 2007 IPO (at $15.00 per share) through Q1 2019 equal $24.820 per share(1) Recurring monthly dividend has never been decreased and has shown meaningful (77%) growth since IPO Based upon the current annualized monthly dividends for the first quarter of 2019 and the annualized semi-annual supplemental dividend declared for December 2018, the annual effective yield on MAIN’s stock is 7.7%(3), or 6.3%(3) if the supplemental dividends are excluded $3.00 $2.75 $2.50 $2.25 $2.00 $1.75 $1.50 $1.25 $1.00 Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1Q2Q3Q4Q1 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 192019 Regular Dividends (1) Supplemental Dividends (2) (1) (2) Based upon dividends which have been paid or declared as of November 1, 2018 Includes supplemental dividends which have been paid or declared as of November 1, 2018, with Q1 2019 assuming a TTM supplemental dividend run rate of $0.55 per share. Based upon the closing market price of $37.33 on October 31, 2018 (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 TTM Dividends Per Share

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income, cash flows and shareholder dividends Total investment portfolio at fair value consists of approximately 47% LMM / 25% Middle Market / 20% Private Loan / 8% Other(1) Portfolio investments 182 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $11.5 million Largest individual portfolio company represents 6.8%(2) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Five non-accrual investments, which represent 1.2% of the total investment portfolio at fair value and 3.5% at cost. Weighted-average effective yield of 10.6% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager (2) Based upon total investment income for the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19

(1) Total Portfolio by Industry (as a Percentage of Cost) Construction & Engineering, 7% Media, 7% Diversified Telecommunication Services, 5% Machinery, 5% Aerospace & Defense, 4% Specialty Retail, 4% Electronic Equipment, Instruments & Components, 4% Health Care Providers & Services, 3% Oil, Gas & Consumable Fuels, 3% Containers & Packaging, 2% Communications Equipment, 2% Building Products, 2% Internet & Catalog Retail, 1% Other, 5% Energy Equipment & Services, 7% Commercial Services & Supplies, 5% IT Services, 5% Hotels, Restaurants & Leisure, 4% Food Products, 4% Internet Software & Services, 4% Leisure Equipment & Products, 4% Professional Services, 3% Computers & Peripherals, 3% Software, 2% Distributors, 2% Construction Materials, 2% Road & Rail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

(1) Diversified Total Portfolio (as a Percentage of Cost) n/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 3% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21 Invested Capital by Geography (2) 28%19%15% 27%11% Invested Capital by Transaction Type LBO/MBO 41% 41% 12% 6% Recapitalizatio AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 70 portfolio companies / $1,149.0 million in fair value •47% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.2% (69% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 56% of debt investments earn fixed-rate interest Approximately 850 basis point net interest margin vs. “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 39% average ownership position (31% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 59% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $183.6 million, or $3.01 per share, of cumulative pre-tax net unrealized appreciation at September 30, 2018 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.1x EBITDA to MAIN debt position 2.7x EBITDA to senior interest coverage Total leverage of 3.1x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $13.8 million (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 119% of cost Equity component of LMM portfolio at fair value equals 173% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

LMM Portfolio by Industry (as a Percentage of Cost) Construction & Engineering, 11% Electronic Equipment, Instruments & Components, 7% Leisure Equipment & Products, 6% Professional Services, 5% Computers & Peripherals, 4% Hotels, Restaurants & Leisure, 4% Software, 4% Building Products, 3% Road & Rail, 3% IT Services, 2% Health Care Providers & Services, 2% Consumer Finance, 1% Paper & Forest Products, 1% Energy Equipment & Services, 10% Machinery, 6% Food Products, 6% Containers & Packaging, 4% Specialty Retail, 4% Internet Software & Services, 4% Commercial Services & Supplies, 3% Media, 3% Diversified Telecommunication Services, 2% Construction Materials, 2% Diversified Financial Services, 1% Air Freight & Logistics, 1% Other, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

Diversified LMM Portfolio (as a Percentage of Cost) (1) Based upon portfolio company headquarters Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25 Invested Capital by Transaction Type LBO/MBORecapitalization/ Refinancing 43% 45% 2% 10% Acquisition Growth Capital Invested Capital by Geography (1) 29%21%7% 33%10%

LMM Portfolio Attributes Reflect Investment Strategy High yielding secured debt investments coupled with significant equity participation = Attractive risk-adjusted returns Weighted-Average Effective Yield = 12.2% Average Fully Diluted Equity Ownership = 39% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26 Fully Diluted Equity Ownership % 50.0% and1.0% - greater24.9% 30% 34% 36% 25.0% - 49.9% Security Position on Debt Capital as a Percentage of Cost 1st Lien 2nd Lien/ Other 2% 98%

Term and Total Interest Coupon of Existing LMM Debt Investments N/A – Floating Interest Interest nt t 20% Debt Investments generally have a 5-Year Original Term and ~3.1 Year Weighted-Average Remaining Duration;Weighted-Average Effective Yield of 12.2% on Debt Portfolio (1) Interest coupon excludes amortization of deferred upfront fees, original issue discount, exit fees and any debt investments on non-accrual status (2) Floating interest rates generally include contractual minimum “floor” rates. Interest rate of 11.8% is based on weighted-average principal balance of floating rate debt investments as of September 30, 2018. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 Original Term < 5 years> 5 years 4%3% 93% 5 years Total Interest Coupon (1) 17% Current16% Current Interest Rate (Wtd. Avg. of 11.8%)(2) 15% Curre 2%Interest 14% Current 46%9%Interest 13% Curren Interest 4% 9%4% 12% Current <10% CurrentInterest Interest10% Current11% Current InterestInterest

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 58 investments / $607.7 million in fair value •25% of total investment portfolio at fair value Average investment size of $10.6 million (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 89% of current Middle Market debt portfolio is first lien term debt More investment liquidity compared to LMM 94% of Middle Market debt investments bear interest at floating rates(1), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.4%, representing a greater than 475 basis point net interest margin vs. “matched” floating rate on the MAIN credit facility • Floating rate debt investments (94% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) 94% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28

Private Loan Investment Portfolio 54 investments / $490.8 million in fair value •20% of total investment portfolio at fair value Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio Average investment size of $9.6 million (less than 1% of total portfolio) Investments in secured debt investments • 92% of current Private Loan portfolio is secured debt • 93% of current Private Loan debt portfolio is first lien term debt 85% of Private Loan debt investments bear interest at floating rates(1), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.1%, representing a greater than 545 basis point net interest margin vs. “matched” floating rate on the MAIN credit facility • Floating rate debt investments (85% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) 91% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29

Middle Market & Private Loan Portfolios by Industry (as a Percentage of Cost) Media, 10% IT Services, 8% Commercial Services & Supplies, 7% Construction & Engineering, 4% Internet Software & Services, 4% Communications Equipment, 4% Specialty Retail, 4% Distributors, 3% Leisure Equipment & Products, 3% Computers & Peripherals, 2% Construction Materials, 1% Food & Staples Retailing, 1% Other, 5% Aerospace & Defense, 8% Diversified Telecommunication Services, 7% Health Care Providers & Services, 5% Hotels, Restaurants & Leisure, 4% Oil, Gas & Consumable Fuels, 4% Energy Equipment & Services, 4% Machinery, 3% Food Products, 3% Internet & Catalog Retail, 2% Textiles, Apparel & Luxury Goods, 2% Health Care Equipment & Supplies, 1% Transportation Infrastructure, 1% Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

Diversified Middle Market & Private Loan Investments (as a Percentage of Cost) (1) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 5% of the Middle Market and Private Loan portfolios Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31 Invested Capital by Geography (1) 26%18%22% 22%12% Invested Capital by Transaction Type Recapitalization/ Refinancing 40%37% 3% 20% Growth LBO/MBOAcquisition

Main Street Capital Corporation Investor Presentation Financial Overview 3rd Quarter – 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32

MAIN Financial Performance Year over Year Growth Year over Year Growth 21% 17% 8% 15% 16%(1) 15%(1) 25% 14% 10% 17% $220.0 $160.0 $200.0 $140.0 $180.0 $120.0 $160.0 $140.0 $100.0 $120.0 $80.0 $100.0 $60.0 $80.0 $60.0 $40.0 $40.0 $20.0 $20.0 $0.0 $0.0 2013 2014 2015 2016 2017 YTD Sept 30, 2018 2013 2014 2015 2016 2017 YTD Sept 30, 2018 (1) Reflects year-to-date September 30, 2018 performance compared with year-to-date September 30, 2017 performance Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33 $145.4 $124.1 $121.4 $113.3 $99.8 $79.6 $205.7 $178.3 $174.1 $164.6 $140.8 $116.5 Distributable Net Investment Income ($ in millions) Total Investment Income ($ in millions)

Long-Term Portfolio and DNII Per Share Growth Since 2007, MAIN has accretively grown Portfolio Investments by 2196%, (or by 238% on a per share basis) and DNII per share by 257% ($ in millions, except per share data) $2.71 $2.56 $2,600.0 $2,400.0 $2,200.0 $2,000.0 $1,800.0 $1,600.0 $1,400.0 $1,200.0 $1,000.0 $800.0 $600.0 $400.0 $200.0 $0.0 $2.80 $2.60 $2.40 $2.20 $2.00 $1.80 $1.60 $1.40 $1.20 $1.00 $0.80 $0.60 $0.40 $0.20 $0.00 $1.25 $1.19 $1.02 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 Sept 30, 2018 (1) Portfolio Investments DNII per Share (1) DNII per share for the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34 Portfolio Investments DNII per share $2.29 $2.31 $2.39 $2,426.9 $2.17 $2.09 $2,171.3 $1,996.9 $1,800.0 $1.77 $1,563.3 $1,286.2 $924.4 $658.1 $0.76 $408.1 $159.2 $105.7 $127.0

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our shareholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to shareholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.5%(2) Significant portion of total operating expenses are non-cash Non-cash expense for restricted stock amortization was 12.0%(2) of total operating expenses Operating Expense to Assets Ratio of 1.1%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) Total operating expenses, including non-cash share based compensation expense and excluding interest expense For the trailing twelve month period ended September 30, 2018 Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2017; specifically includes: AINV, ARCC, BKCC, CPTA, FDUS, FSIC, GAIN, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SLRC, SUNS, TCAP, TCPC, TCRD, TPVG and TSLX Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended June 30, 2018 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended June 30, 2018 and includes commercial banks with a market capitalization between $500 million and $3 billion (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36 Other BDCs (3)(4) Commercial Banks (5) MAIN (2)

MAIN Income Statement Summary Total Investment Income $ 51,786 $ 55,797 $ 55,942 $ 59,869 $ 58,263 13% Expenses: Interest Expense G&A Expense (9,420) (5,861) (9,659) (6,171) (10,265) (6,399) (10,833) (7,092) (10,884) (7,157) (16%) (22%) Distributable Net Investment Income (DNII) DNII Margin % 36,505 70.5% 39,967 71.6% 39,278 70.2% 41,944 70.1% 40,222 69.0% 10% Share-based compensation (2,476) (2,484) (2,303) (2,432) (2,147) 13% Net Investment Income 34,029 37,483 36,975 39,512 38,075 12% Net Realized Gain (Loss)(1)(2) (10,706) (11,660) 7,460 (15,466) 9,238 NM Net Unrealized Appreciation (Depreciation)(1) 16,147 47,706 (10,897) 32,701 25,208 NM Income Tax Benefit (Provision) (4,571) (12,089) 979 (1,296) (3,781) NM Net Increase in Net Assets $ 34,899 $ 61,440 $ 34,517 $ 55,451 $ 68,740 97% (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 on the repayment of the SBIC debentures which had previously been accounted for on the fair value method of accounting and the accounting reversals of prior unrealized depreciation related to the realized loss. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income. Includes the effect of the $1.5 million realized loss on extinguishment of debt recognized in the second quarter of 2018 related to the redemption of the 6.125% Notes. Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets (2) (3) NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37 Q3 18 vs. Q3 17 ($ in 000's)Q3 17Q4 17Q1 18(1) Q2 18(2) Q3 18% Change(3)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1)(2) Net Unrealized Appreciation (Depreciation)(1) $ 22.62 0.64 (0.04) $ 23.02 0.69 (0.04) $ 23.53 0.67 (0.04) $ 23.67 0.70 (0.04) $ 23.96 0.66 (0.04) (0.19) (0.20) 0.13 (0.25) 0.16 0.28 0.82 (0.19) 0.55 0.41 Income Tax Benefit (Provision) (0.08) (0.20) 0.02 (0.03) (0.06) Net Increase in Net Assets 0.61 1.07 0.59 0.93 1.13 Regular Monthly Dividends to Shareholders (0.56) (0.57) (0.57) (0.57) (0.57) Supplemental Dividends to Shareholders - (0.28) - (0.28) - Accretive Impact of Stock Offerings (3) 0.30 0.25 0.08 0.29 0.13 Other (4) 0.05 0.04 0.04 (0.08) 0.04 Ending NAV $ 23.02 $ 23.53 $ 23.67 $ 23.96 $ 24.69 Weighted Average Shares 57,109,104 58,326,827 58,852,252 59,828,751 60,807,096 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 on the repayment of the SBIC debentures which had previously been accounted for on the fair value method of accounting and the accounting reversals of prior unrealized depreciation related to the realized loss. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income. Includes the effect of the $1.5 million realized loss on extinguishment of debt recognized in the second quarter of 2018 related to the redemption of the 6.125% Notes. Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program. Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes. (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 ($ per share) Q3 17 Q4 17 Q1 18(1) Q2 18(2) Q3 18

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 938,042 607,476 $ 948,196 609,256 $ 1,049,772 617,941 $ 1,084,897 591,600 $ 1,149,008 607,666 Private Loan Investments 485,929 467,474 496,533 516,836 490,841 109,210 70,148 50,303 47,287 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 99,230 39,304 30,144 69,557 104,611 41,768 51,528 42,562 101,066 48,722 29,090 58,051 108,131 62,667 40,484 56,730 $ 2,269,682 $ 2,265,395 $ 2,401,175 $ 2,461,345 $ 2,524,463 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 355,000 $ 64,000 $ 188,000 $ 289,000 $ 250,000 269,345 288,483 306,182 306,418 337,931 262,416 53,255 1,329,666 444,688 87,856 1,380,368 445,096 65,297 1,396,600 356,296 62,277 1,447,354 356,628 74,462 1,505,442 Total Liabilities and Net Assets $ 2,269,682 $ 2,265,395 $ 2,401,175 $ 2,461,345 $ 2,524,463 Total Portfolio Fair Value as % of Cost Common Stock Price Data: 106% 108% 107% 109% 110% High Close Low Close Quarter End Close $ 40.40 38.13 39.75 $ 41.55 39.71 39.73 $ 39.90 35.41 36.90 $ 38.86 36.76 38.06 $ 40.68 38.05 38.50 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings. Total par value of MAIN’s SBIC debentures at September 2018 was $345.8 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 ($ in 000's, except per share amounts)Q3 17Q4 17Q1 18Q2 18Q3 18

MAIN Liquidity and Capitalization Cash and Cash Equivalents $ 30,144 $ 51,528 $ 29,090 $ 40,484 $ 50,303 Availability Under Credit Facility (1) Remaining SBIC Debentures Capacity 230,000 521,000 397,000 366,000 430,000 75,200 54,200 32,200 32,200 200 Total Liquidity $ 335,344 $ 626,728 $ 458,290 $ 438,684 $ 480,503 Debt at Par Value: Credit Facility(1) SBIC Debentures $ 355,000 $ 64,000 $ 188,000 $ 289,000 $ 250,000 274,800 295,800 313,800 313,800 345,800 Notes Payable 265,655 450,655 450,655 360,000 360,000 Net Asset Value (NAV) 1,329,666 1,380,368 1,396,600 1,447,354 1,505,442 Total Capitalization $ 2,225,121 $ 2,190,823 $ 2,349,055 $ 2,410,154 $ 2,461,242 Debt to NAV Ratio(2) Non-SBIC Debt to NAV Ratio(3) Net Debt to NAV Ratio(4) Interest Coverage Ratio(5) 0.67 to 1.0 0.59 to 1.0 0.68 to 1.0 0.67 to 1.0 0.63 to 1.0 0.47 to 1.0 0.37 to 1.0 0.46 to 1.0 0.45 to 1.0 0.41 to 1.0 0.65 to 1.0 0.55 to 1.0 0.66 to 1.0 0.64 to 1.0 0.60 to 1.0 4.90 to 1.0 4.99 to 1.0 4.97 to 1.0 4.92 to 1.0 4.88 to 1.0 (1) As of September 30, 2018, MAIN’s credit facility had $680.0 million in total commitments with an accordion feature to increase up to $800.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities. SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN. Debt to NAV Ratio is calculated based upon the par value of debt. Non-SBIC Debt to NAV Ratio is calculated based upon the par value of debt. Net debt in this ratio includes par value of debt less cash and cash equivalents. DNII + interest expense / interest expense on a trailing twelve month basis. (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40 ($ in 000's) Q3 17 Q4 17 Q1 18 Q2 18 Q3 18

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets L+1.875% floating (4.0% as of September 30, 2018) $680.0 million Credit Facility September 2023 (fully revolving until maturity) $250.0 million (1) Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable 4.50% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.50% fixed $185.0 million Various dates between 2019 - 2028 (weighted average duration = 5.9 years) 3.7% fixed (weighted average) SBIC Debentures $345.8 million (1) As of September 30, 2018, MAIN’s credit facility had $680.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 41 Facility Interest Rate Maturity Principal Draw n

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 250 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns 200 150 100 • Provides downside protection and liquidity through economic cycles 50 0 $5.0 • Allows MAIN to be opportunistic during periods of economic uncertainty 2018 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 (2) 4.50% Notes due 2019 (1) (3) Credit Facility SBIC debentures 4.50% Notes due 2022 (1) (2) (3) Based upon outstanding balance as of September 30, 2018; total commitments at September 30, 2018 were $680.0 million. Issued in November 2014; redeemable at MAIN’s option at any time, subject to certain make whole provisions Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make whole provisions Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 42 (in millions) $16.0 $250.0 $175.0 $16.0 $185.0 $75.0 $75.0 $63.8 $55.0 $40.0

Positive Impact from Rising Interest Rates MAIN’s capital structure and investment portfolio provides downside protection and the opportunity for significant benefits from a rising interest rate environment The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1) (dollars in thousands): • 74% of MAIN’s outstanding debt obligations have fixed interest rates(3), limiting the increase in interest expense (50) $ (6,301) $ 1,250 $ (5,051) $ (0.08) 25 3,185 (625) 2,560 0.04 • 72% of MAIN’s debt investments bear interest at floating rates(3), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 105 basis points)(4) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 12,740 (2,500) 10,240 0.17 300 38,220 (7,500) 30,720 0.50 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of September 30, 2018 The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of September 30, 2018 Weighted-average interest rate floor calculated based on debt principal balances as of September 30, 2018 Per share amount is calculated using shares outstanding as of September 30, 2018 • (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 43 400 50,960 (10,000) 40,960 0.67 200 25,480 (5,000) 20,480 0.34 50 6,370 (1,250) 5,120 0.08 (25) (3,172) 625 (2,547) (0.04) Increase Basis Point Increase (Increase) Increase (Decrease) in Net Increase (Decrease) Decrease (Decrease) in Net Investment (Decrease) in in Interest in Interest Investment Income per Interest Rate Income Expense(2) Income Share(5)

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Management (1) 3,283,208 $126,403,508 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors. Includes 1,124,079 shares, or approximately $27.6 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 11,808 shares, or approximately $0.5 million, purchased in the quarter ended September 30, 2018. Based upon closing market price of $38.50/share on September 30, 2018. (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 44 # of Shares (2) September 30, 2018 (3)

MAIN Total Return Performance Since IPO Recessionary Period Notes: (1) (2) Assumes dividends reinvested on date paid The Main Street Peer Group includes all BDCs that have been publicly-traded for at least one year and that have total assets greater than $500 million based on individual SEC Filings as of December 31, 2017; specifically includes: AINV, ARCC, BKCC, CPTA, FDUS, FSIC, GAIN, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SLRC, SUNS, TCAP, TCPC, TCRD, TPVG and TSLX. MFIN is excluded from the MAIN Street Peer Group as it withdrew its BDC election with the SEC as of April 2, 2018. Main Street Peer Group is equal weighted Indexed as of October 5, 2007 and last trading date is September 28, 2018 (3) (4) Consistent market outperformance through various economic cycles Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 45

Executive Summary Unique focus on under-served Lower Middle Market • • • Inefficient asset class with less competition Unique market opportunity with attractive risk-adjusted returns Generally first lien, senior secured debt investments plus meaningful equity participation Invest in complementary interest-bearing Middle Market and Private Loan debt investments • • • Lower risk / more liquid asset class Opportunity for consistent investment activity Generally first lien, senior secured debt investments Efficient internally managed operating structure drives greater shareholder returns • • • Alignment of management and our shareholders Maintains the lowest operating cost structure in the BDC industry Favorable operating cost comparison to other yield oriented investment options Attractive, recurring monthly dividend yield and historical net asset value per share growth • Periodic increases in monthly dividends coupled with meaningful semi-annual supplemental dividends • Increase in net asset value per share creates opportunity for stock price appreciation Strong liquidity and stable capitalization for sustainable growth Highly invested management team with successful track record Niche investment strategy with lower correlation to broader debt / equity markets Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 46

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Executive Officers Research Coverage Corporate Headquarters Investor Relation Contacts Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner VP, General Counsel & Corporate Secretary Exterran Corporation Vincent D. Foster, Chairman & CEO Dwayne L. Hyzak President & Chief Operating Officer (COO) Tim Hayes B. Riley FBR, Inc. (703) 312-1819 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak President & COO Brent D. Smith Chief Financial Officer Mitchel Penn Janney Montgomery Scott (410) 583-5976 Tel: (713) 350-6000 Independent Registered Public Accounting Firm Curtis L. Hartman Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD) Christopher R. Testa National Securities (212) 417-7447 Ken Dennard Mark Roberson Dennard Lascar Investor Relations Tel: (773) 529-6600 Joseph E. Canon Executive Director Dodge Jones Foundation Grant Thornton, LLP Houston, TX David L. Magdol Vice Chairman, Chief Investment Officer & SMD Robert J. Dodd Raymond James (901) 579-4560 Vincent D. Foster Chairman & CEO Main Street Capital Corporation Corporate Counsel Management Executive Committee Dechert, LLP Washington, D.C. Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO David L. Magdol, VC, CIO & SMD Jason Arnold RBC Capital Markets, LLC (415) 633-8594 Arthur L. French Retired CEO/Executive Brent D. Smith Chief Financial Officer & Treasurer Eversheds Sutherland (US) LLP Washington, D.C. J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Mark Hughes SunTrust Robinson Humphrey (615) 748-4422 Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Securities Listing Investment Committee Common Stock – NYSE: MAIN Dwayne L. Hyzak President & COO Main Street Capital Corporation Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO David L. Magdol, VC, CIO & SMD Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Transfer Agent American Stock Transfer & Trust Co. Tel: (212) 936-5100 www.astfinancial.com John E. Jackson President & CEO Spartan Energy Partners, LP Credit Committee Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO Nicholas T. Meserve, MD Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 47

Debt Capital Markets Presentation Third Quarter – 2018 MaMinainStSrtreeetCCaapiptailtaClorCporraptionration NYSNEY:SEM: MAAININ mmaaininstccaappitiatl.aclo.mcom Page 1

Disclaimers Main Street Capital Corporation (MAIN) cautions that statements in this presentation that are forward-looking, and provide other than historical information, involve risks and uncertainties that may impact our future results of operations. The forward-looking statements in this presentation are based on current conditions as of November 2, 2018 and include statements regarding our goals, beliefs, strategies and future operating results and cash flows, including but not limited to the equivalent annual yield represented by our dividends declared, the tax attributes of our dividends and the amount of leverage available to us. Although our management believes that the expectations reflected in any forward-looking statements are reasonable, we can give no assurance that those expectations will prove to have been correct. Those statements are made based on various underlying assumptions and are subject to numerous uncertainties and risks, including, without limitation: our continued effectiveness in raising, investing and managing capital; adverse changes in the economy generally or in the industries in which our portfolio companies operate; changes in laws and regulations that may adversely impact our operations or the operations of one or more of our portfolio companies; the operating and financial performance of our portfolio companies; retention of key investment personnel; competitive factors; and such other factors described under the captions “Cautionary Statement Concerning Forward-Looking Statements” and “Risk Factors” included in our filings with the Securities and Exchange Commission (www.sec.gov). We undertake no obligation to update the information The summary descriptions and other information included herein are intended only for informational purposes and convenient reference. The information contained herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. Before making an investment decision with respect to MAIN, investors are advised to carefully review an applicable prospectus to review the risk factors described therein, and to consult with their tax, financial, investment and legal advisors. These materials do not purport to be complete, and are qualified in their entirety by reference to the more detailed disclosures contained in an applicable prospectus and MAIN’s related documentation. No representation or warranty, express or implied, is made as to the accuracy or completeness of the information contained herein, and nothing shall be relied upon as a promise or representation as to the future performance of MAIN. Distributable net investment income is net investment income, as determined in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, excluding the impact of share-based compensation expense which is non-cash in nature. MAIN believes presenting distributable net investment income and the related per share amount is useful and appropriate supplemental disclosure of information for analyzing its financial performance since share-based compensation does not require settlement in cash. However, distributable net investment income is a non-U.S. GAAP measure and should not be considered as a replacement for net investment income and other earnings measures presented in accordance with U.S. GAAP. Instead, distributable net investment income should be reviewed only in connection with such U.S. GAAP measures in analyzing MAIN’s financial performance. containedhereinto circumstances, except regulations. reflectsubsequentlyoccurringeventsor as required by applicable securities laws and This presentation is neither an offer to sell nor a solicitation of an offer to buy MAIN’s securities. An offering is made only by an applicable prospectus. This presentation must be read in conjunction with a prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of such a prospectus must be made available to you in connection with any offering. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 2

Main Street Capital Corporation Corporate Overview 3rd Quarter – 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 3

MAIN is a Principal Investor in Private Debt and Equity Internally-managed Business Development Company (BDC) Unique investment strategy, internally managed operating structure and focus on Lower Middle Market differentiates MAIN from other investment firms Conservative capital structure with S&P rating of BBB/Stable outlook • • IPO in 2007 Over $4.0 billion in capital under management(1) – Over $2.8 billion internally at MAIN(1) – Over $1.2 billion as a sub-advisor to a third party(1) Invests in the under-served Lower Middle Market (LMM) •Targets companies with revenue between $10 million - $150 million; EBITDA between $3 million - $20 million Debt investments in Middle Market companies •Larger companies than LMM investment strategy, with EBITDA between $20 million - $100 million Debt investments originated in collaboration with other funds •Similar in size, structure and terms to LMM and Middle Market investments Attractive asset management advisory business Significant management ownership / investment in MAIN Headquartered in Houston, Texas (1) Capital under management includes undrawn portion of debt capital as of September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 4

Investment(1) Investment Portfolio – By Type of Total Investment Portfolio $2,426.9 million Total Debt Investments $1,679.7 million Debt Investments, 69.2%, $1,679.7m First Lien Debt, 93.6%, $1,572.2m Other Portfolio, 4.5%, $109.2m Equity, 26.3%, $638.0m Junior Debt, 6.4%, $107.5m (1) Fair value as of September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 5

Unique Investment Strategy MAIN’s investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns Business Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 6 Asset Management •No investment capital at risk; monetizing value of MAIN’s intangible assets •Significant contribution to net investment income •Source of stable, recurring fee income •Returns benefit MAIN stakeholders due to internally managed structure Middle Market •Larger companies than LMM strategy, with EBITDA between $20 - $100 million •First lien, senior secured debt investments •Floating rate debt investments •Large addressable market •Can provide source of liquidity for MAIN as needed Private Loans •Companies that are similar in size to LMM and Middle Market •First lien, senior secured debt investments in privately held companies originated through strategic relationships with other investment funds •Floating rate debt investments •Proprietary investments that can be difficult for investors to access •Investments with attractive risk-adjusted returns Lower Middle Market (LMM) •Proprietary investments that are difficult for investors to access •Companies with $10 - $150 million of revenues and $3 - $20 million of EBITDA •Customized financing solutions which include a combination of first lien, senior secured debt and equity •Large addressable market •High cash yield from debt investments •Dividend income, NAV growth and net realized gains from equity investments

Portfolio Highlights(1) The benefits of MAIN’s unique investment strategy has resulted in a high quality, diversified and mature investment portfolio investments of 10.6%(2) (1) As of September 30, 2018; investment amounts at fair value, unless otherwise noted (2) As of September 30, 2018; based on cost. Weighted-average effective yield based on principal and includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 7 Total Portfolio • $2,426.9 million of total investments • 194 companies • $1,679.7 million of debt investments (69%) • $747.2 million of equity investments (31%) • $109.2 million of Other Portfolio investments (5%) • 94% of debt investments are first lien(2) • 72% of debt investments bear interest at floating rates(2) • Weighted-average effective yield on debt Middle Market •$607.7 million of total investments •58 companies •$580.7 million of debt investments (96% of Middle Market portfolio) •89% of debt investments are first lien(2) •Average investment size of $10.6 million(2) •94% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 9.4%(2) Private Loans •$490.8 million of total investments •54 companies •$465.6 million of debt investments (95% of Private Loan portfolio) •93% of debt investments are first lien(2) •Average investment size of $9.6 million(2) •85% of debt investments bear interest at floating rates(2) •Weighted-average effective yield of 10.1%(2) Lower Middle Market • $1,149.0 million of total investments • 70 companies • $633.3 million of debt investments (55%) • $515.7 million of equity investments (45%) • Typical initial investment target of 75% debt / 25% equity • 98% of debt investments are first lien(2) • Average investment size of $13.8 million(2) • Weighted-average effective yield on debt of 12.2%(2)

Business Development Company (BDC) Background Leverage Created by Congress in 1980 through the Small Business Investment Incentive Act of 1980 to facilitate the flow of capital to small and mid-sized U.S. businesses Highly regulated by the Securities and Exchange Commission under the Investment Company Act of 1940 (1940 Act) Provide a way for individual investors to participate in private equity and debt investments • Regulatory restrictions on debt leverage levels require BDCs to maintain conservative leverage Must maintain an asset to debt coverage ratio of at least 2.0x, unless the BDC has obtained Board or Shareholder approval to decrease the required asset to debt coverage ratio to 1.5x as provided for under the Small Business Credit Availability Act passed in December 2017 • Portfolio Diversification • BDCs maintain sufficient diversification in order to protect stakeholders from excessive risks BDCs must limit individual investment size and limit certain types of investments • Full Transparency • • Detailed schedule of all investments (and related key terms) in quarterly reporting Quarterly fair value mark to market accounting Income Tax Treatment • As a Regulated Investment Company (RIC), BDCs generally do not pay corporate income taxes To maintain RIC status and avoid paying corporate income taxes, BDCs must distribute at least 90% of taxable income (other than net capital gain) to investors To avoid federal excise taxes, BDC’s must distribute at least 98% of taxable income to investors Tax treatment is similar to Real Estate Investment Trusts (REIT) • • • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 8

MAIN Capital Structure Cash $ 50,303 Debt at parent Credit Facility 4.50% Notes due 2022(1) 4.50% Notes due 2019(1) 250,000 185,000 175,000 10.2% 7.5% 7.1% Debt at subsidiaries SBIC Debentures(1) 345,800 14.0% Book value of equity 1,505,442 61.2% Debt / Capitalization 0.39x Debt / Book equity 0.63x Debt / Enterprise value(2) 0.29x Debt / Market capitalization(2) 0.41x Stock price / Net asset value per share(2) 1.56x (1) Debt amounts reflected at par value. (2) Based on stock price of $38.50 as of September 30, 2018. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 9 Total capitalization $ 2,461,242 100.0% Total debt 955,800 38.8% Total debt at subsidiaries 345,800 14.0% Total debt at parent 610,000 24.8% Current capitalization ($ in 000's) September 30, 2018 % of Capitalization

Conservative Leverage Total Assets $ 1,969,132 $ 555,331 $ 2,524,463 Debt Capital: Revolving Credit Facility(2) 250,000 - 250,000 SBIC Debentures - 337,931 337,931 Notes Payable 356,628 - 356,628 Total Debt 606,628 337,931 944,559 Net Asset Value (NAV) 1,291,107 214,335 1,505,442 Ke y Le ve ra ge Sta ts (1) (2) Assets at the BDC/RIC parent level represent the collateral available to MAIN’s debt capital market investors As of September 30, 2018, MAIN’s credit facility had $680.0 million in total commitments with an accordion feature to increase up to $800.0 million. Borrowings under this facility are available to provide additional liquidity for investment and operational activities. DNII + interest expense / interest expense on a trailing twelve month basis. Calculated as total assets divided by total debt at par, including SBIC debt. Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the BDC 200% asset coverage requirements pursuant to exemptive relief received by MAIN. Debt to NAV Ratio is calculated based upon the par value of debt. Net debt in this ratio includes par value of debt less cash and cash equivalents. (3) (4) (5) (6) (7) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 10 Interest Coverage Ratio(3) 4.87x 4.89x 4.88x Asset Coverage Ratio(4) 3.23x 1.61x 2.64x Consolidated Asset Coverage Ratio - Regulatory (5) N/A N/A 3.46x Debt to Assets Ratio 0.31x 0.61x 0.37x Debt to NAV Ratio(6) 0.47x 1.61x 0.63x Net Debt to NAV Ratio(7) 0.46x 1.44x 0.60x As of September 30, 2018 ($ in 000's)Parent(1) SBICsTotal

Conservative Leverage - Regulatory Passage of the Small Business Credit Availability Act in December 2017 provides the opportunity for BDCs to obtain board or shareholder approval to access additional leverage by lowering the required asset coverage to 1.50x (from 2.00x) MAIN has historically operated at conservative regulatory leverage levels, in all cases with significant cushion to the existing (2.00x) regulatory limits, and proven through historical performance that MAIN does not require access to additional leverage to provide market leading returns Consolidated Asset Coverage Ratio - Regulatory (1) 3.37x 2.93x 2.92x 2.97x 3.67x 3.46x Minimum Required Asset Coverage(2) 2.00x 2.00x 2.00x 2.00x 2.00x 2.00x Cushion % above Miniumum Required Asset Coverage 69% 47% 46% 49% 84% 73% (1) Calculated per BDC regulations; SBIC Debentures are not included as “senior debt” for purposes of the 200% Minimum Asset Coverage Ratio requirements pursuant to exemptive relief received by MAIN. (2) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place for all BDCs unless board or shareholder approval is obtained to lower minimum requirement to 1.50x. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 11 MAIN's Historical Asset Coverage Ratio: 2013 2014 2015 2016 2017 Q3 18

Key Credit Highlights • Core executive management team has been together as a team for 15+ years • Extensive investment expertise and relationships • Significant management equity ownership • Meaningful operating cost advantage through efficient internally managed structure • Significant benefits through alignment of interests between management (stock ownership and incentive compensation) and investors • Industry leading operating expense efficiency • 1940 Act requires a minimum 2.0x regulatory asset coverage ratio(1) • MAIN’s asset coverage ratio is ~3.2x at the Parent level; ~3.5x on a regulatory basis • Conservative leverage position further enhanced through ongoing efficient capital raises through at-the-market, or ATM, equity issuance program • Unique investment strategy differentiates MAIN from its competitors and provides highly attractive risk-adjusted returns • Asset management advisory business significantly enhances MAIN’s returns to its investors • Significant diversification • Debt investments primarily carry a first priority lien on the assets of the business • Permanent capital structure of BDC allows for long-term, patient investment strategy and overall approach (1) Minimum required asset coverage of 2.00x prior to passage of the Small Business Credit Availability Act. Minimum requirement of 2.00x remains in place unless Board or Shareholder approval is obtained to lower minimum requirement to 1.50x. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 12 High Quality Portfolio Unique Investment Strategy Conservative Leverage Efficient and Leverageable Internally Managed Operating Structure Experienced Management Team with Strong Track Record

MAIN Co-Founders and Executive Management Team • • • Co-founded MAIN and MAIN predecessor funds (1997) Co-founded Quanta Services (NYSE: PWR) Partner in charge of a Big 5 Accounting Firm’s Corporate Finance/Mergers and Acquisitions practice for the Southwest United States • Co-founded MAIN; Joined Main Street group in 2002; affiliated with Main Street group since 1999 Director of acquisitions / integration with Quanta Services (NYSE: PWR) Manager with a Big 5 Accounting Firm’s audit and transaction services groups • • • • • Co-founded MAIN; Joined Main Street group in 2000 Investment associate at Sterling City Capital Manager with a Big 5 Accounting Firm’s transaction services group • • • Co-founded MAIN; Joined Main Street group in 2002 Vice President in Lazard Freres Investment Banking Division Vice President of McMullen Group (John J. McMullen’s Family Office) • • • Joined MAIN in 2014 Previously CFO with a publicly-traded oilfield services company Prior experience with a Big 5 Accounting Firm and a publicly-traded financial consulting firm • • Joined MAIN in 2008 Previously attorney for Occidental Petroleum Corporation (NYSE: OXY) and associate in the corporate and securities section at Baker Botts LLP (1) Member of MAIN Executive Committee (2) Member of MAIN Investment Committee (3) Member of MAIN Credit Committee (4) (5) (6) Chief Credit Officer Chief Investment Officer Chief Compliance Officer Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 13 Jason Beauvais; JD SVP, GC, CCO(6) and Secretary Brent Smith; CPA CFO and Treasurer David Magdol(1)(2) Vice Chairman, CIO(5) and Senior Managing Director Curtis Hartman; CPA(1)(2)(3) Vice Chairman, CCO(4) and Senior Managing Director Dwayne Hyzak; CPA(1)(2)(3) President, COO and Senior Managing Director Vince Foster; CPA & JD(1)(2)(3) Chairman and CEO

Significant Management Ownership / Investment Significant equity ownership by MAIN’s management team, coupled with internally managed structure, provides alignment of interest between MAIN’s management and our shareholders Management (1) 3,283,208 $126,403,508 (1) (2) Includes members of MAIN’s executive and senior management team and the members of MAIN’s Board of Directors. Includes 1,124,079 shares, or approximately $27.6 million, purchased by Management as part of, or subsequent to, the MAIN IPO, including 11,808 shares, or approximately $0.5 million, purchased in the quarter ended September 30, 2018. Based upon closing market price of $38.50/share on September 30, 2018. (3) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 14 # of Shares (2) September 30, 2018 (3)

Efficient and Leverageable Operating Structure MAIN’s internally managed operating structure provides significant operating leverage and greater returns for our stakeholders “Internally managed” structure means no external management fees or expenses are paid Alignment of interest between management and investors • Greater incentives to maximize increases to stakeholder value and rationalize debt and equity capital raises 100% of MAIN’s management efforts and activities are for the benefit of the BDC • MAIN targets total operating expenses(1) as a percentage of average assets (Operating Expense to Assets Ratio) at or less than 2% • • Long-term actual results have significantly outperformed target Industry leading Operating Expense to Assets Ratio of 1.5%(2) Significant portion of total operating expenses are non-cash Non-cash expense for restricted stock amortization was 12.0%(2) of total operating expenses Operating Expense to Assets Ratio of 1.1%(2) excluding non-cash restricted stock amortization expense • • (1) Total operating expenses, including non-cash share based compensation expense and excluding interest expense (2) Based upon the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 15

MAIN Maintains a Significant Operating Cost Advantage Operating Expenses as a Percentage of Total Assets(1) 4.0% 3.5% 3.0% 2.5% 2.0% 1.5% 1.0% 0.5% 0.0% (1) (2) (3) Total operating expenses, including non-cash share based compensation expense and excluding interest expense For the trailing twelve month period ended September 30, 2018 Other BDCs includes dividend paying BDCs that have been publicly-traded for at least two years and have total assets greater than $500 million based on individual SEC Filings as of December 31, 2017; specifically includes: AINV, ARCC, BKCC, CPTA, FDUS, FSIC, GAIN, GBDC, GSBD, HTGC, MCC, MRCC, NEWT, NMFC, OCSI, OCSL, PFLT, PNNT, PSEC, SLRC, SUNS, TCAP, TCPC, TCRD, TPVG and TSLX Calculation represents the average for the companies included in the group and is based upon the trailing twelve month period ended June 30, 2018 as derived from each company’s SEC filings Source: SNL Financial. Calculation represents the average for the trailing twelve month period ended June 30, 2018 and includes commercial banks with a market capitalization between $500 million and $3 billion (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 16 Other BDCs (3)(4) Commercial Banks (5) MAIN (2)

Stable, Long-Term Leverage – Significant Unused Capacity MAIN maintains a conservative capital structure, with limited overall leverage and low cost, long-term debt Capital structure is designed to match expected duration and fixed/floating rate nature of investment portfolio assets L+1.875% floating (4.0% as of September 30, 2018) $680.0 million Credit Facility September 2023 (fully revolving until maturity) $250.0 million (1) Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2019 Notes Payable 4.50% fixed $175.0 million Redeemable at MAIN's option at any time, subject to certain make whole provisions; Matures December 1, 2022 Notes Payable 4.50% fixed $185.0 million Various dates between 2019 - 2028 (weighted average duration = 5.9 years) 3.7% fixed (weighted average) SBIC Debentures $345.8 million (1) As of September 30, 2018, MAIN’s credit facility had $680.0 million in total commitments from 17 relationship banks, with an accordion feature which could increase total commitments up to $800.0 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 17 Facility Interest Rate Maturity Principal Draw n

Long-term Maturity of Debt Obligations MAIN’s conservative capital structure provides long-term access to attractively-priced and structured debt facilities 400 350 300 250 • Allows for investments in assets with long-term holding periods / illiquid positions and greater yields and overall returns 200 150 100 • Provides downside protection and liquidity through economic cycles 50 0 $5.0 • Allows MAIN to be opportunistic during periods of economic uncertainty 2018 2019 2020 2021 2022 2023 2024 2025 2026 2027 2028 (2) 4.50% Notes due 2019 (1) (3) Credit Facility SBIC debentures 4.50% Notes due 2022 (1) (2) (3) Based upon outstanding balance as of September 30, 2018; total commitments at September 30, 2018 were $680.0 million. Issued in November 2014; redeemable at MAIN’s option at any time, subject to certain make whole provisions Issued in November 2017; redeemable at MAIN’s option at any time, subject to certain make whole provisions Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 18 (in millions) $16.0 $250.0 $175.0 $16.0 $185.0 $75.0 $75.0 $63.8 $55.0 $40.0

Positive Impact from Rising Interest Rates MAIN’s capital structure and investment portfolio provides downside protection and the opportunity for significant benefits from a rising interest rate environment The following table illustrates the approximate annual changes in the components of MAIN’s net investment income due to hypothetical increases (decreases) in interest rates(1) (dollars in thousands): • 74% of MAIN’s outstanding debt obligations have fixed interest rates(3), limiting the increase in interest expense (50) $ (6,301) $ 1,250 $ (5,051) $ (0.08) 25 3,185 (625) 2,560 0.04 • 72% of MAIN’s debt investments bear interest at floating rates(3), the majority of which contain contractual minimum index rates, or “interest rate floors” (weighted-average floor of approximately 105 basis points)(4) Provides MAIN the opportunity to achieve significant increases in net investment income if interest rates rise 100 12,740 (2,500) 10,240 0.17 300 38,220 (7,500) 30,720 0.50 (1) Assumes no changes in the portfolio investments, outstanding revolving credit facility borrowings or other debt obligations existing as of September 30, 2018 The hypothetical (increase) decrease in interest expense would be impacted by the changes in the amount of debt outstanding under our revolving credit facility, with interest expense (increasing) decreasing as the debt outstanding under our revolving credit facility increases (decreases) As of September 30, 2018 Weighted-average interest rate floor calculated based on debt principal balances as of September 30, 2018 Per share amount is calculated using shares outstanding as of September 30, 2018 • (2) (3) (4) (5) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 19 400 50,960 (10,000) 40,960 0.67 200 25,480 (5,000) 20,480 0.34 50 6,370 (1,250) 5,120 0.08 (25) (3,172) 625 (2,547) (0.04) Increase Basis Point Increase (Increase) Increase (Decrease) in Net Increase (Decrease) Decrease (Decrease) in Net Investment (Decrease) in in Interest in Interest Investment Income per Interest Rate Income Expense(2) Income Share(5)

At-The-Market (ATM) Equity Program Provides permanent capital to match indefinite or long-term holding period for LMM investments ATM Equity Program provides efficient, low cost capital Facilitates maintenance of conservative leverage position • Provides permanent capital to match growth of LMM investments on an as-needed basis Provides significant economic cost savings compared to traditional overnight equity offerings Issued equity is accretive to NAV per share Provides significant benefits vs traditional overnight equity offerings • • Provides equity capital and liquidity on an as-needed basis, avoiding dilution from larger overnight equity offerings Provides equity capital at significantly lower cost Avoids negative impact to stock price from larger overnight equity offerings • • Raised net proceeds of $339.3 million since inception in 2015(1) •Average sale price is approximately 64% above average NAV per share over same period(1) •Resulted in economic cost savings of approximately $17.2 million when compared to traditional overnight equity offering(1)(2) (1) Through September 30, 2018 (2) Assumes 6% all-in cost for traditional overnight equity offering Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 20

Lower Middle Market (LMM) Investment Strategy LMM investment strategy differentiates MAIN from its competitors and provides attractive risk-adjusted returns Investment Objectives • High cash yield from secured debt investments (11.5% weighted-average cash coupon as of September 30, 2018); plus Dividend income and periodic capital gains from equity investments • Investments are structured for (i) protection of capital, (ii) high recurring income and (iii) meaningful capital gain opportunity Focus on self-sponsored, “one stop” financing opportunities • • • • Partner with business owners and entrepreneurs Recapitalization, buyout, growth and acquisition capital Extensive network of grass roots referral sources Strong and growing “Main Street” brand recognition / reputation Provide customized financing solutions Investments have low correlation to the broader debt and equity markets and attractive risk-adjusted returns Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 21

LMM Investment Opportunity MAIN targets investments in established, profitable LMM companies Characteristics of LMM provide beneficial risk-reward investment opportunities Large and critical portion of U.S. economy •175,000+ domestic LMM businesses(1) LMM is under-served from a capital perspective and less competitive Inefficient asset class generates pricing inefficiencies •Typical entry enterprise values between 4.5X – 6.5X EBITDA and typical entry leverage multiples between 2.0X – 4.0X EBITDA to MAIN debt investment Ability to become a partner vs. a “commoditized vendor of capital” (1) Source: U.S. Census 2012 – U.S. Data Table by Enterprise Receipt Size; 2012 County Business Patterns and 2012 Economic Census; includes Number of Firms with Enterprise Receipt Size between $10,000,000 and $99,999,999 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 22

Private Loan Investment Strategy Private Loan portfolio investments are primarily debt investments in privately held companies which have been originated through strategic relationships with other investment funds on a collaborative basis, and are often referred to in the debt markets as “club deals” Investment Objectives • Access proprietary investments with attractive risk-adjusted return characteristics Generate cash yield to support MAIN recurring net investment income • Investment Characteristics • Investments in companies that are consistent with the size of companies in our LMM and Middle Market portfolios Proprietary investments originated through strategic relationships with other investment funds on a collaborative basis Current Private Loan portfolio companies have weighted-average EBITDA of approximately $46.2 million(1) • • Investments in secured debt investments •First lien, senior secured debt investments •Floating rate debt investments 8% – 12% targeted gross yields • • Weighted-average effective yield of 10.1% Net returns positively impacted by lower overhead requirements and use of modest leverage Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase • (1)This calculation excludes three Private Loan portfolio companies as EBITDA is not a meaningful metric for these portfolio companies Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 23

Middle Market Debt Investment Strategy MAIN maintains a portfolio of debt investments in Middle Market companies Investment Objective •Generate cash yield to support MAIN recurring net investment income Investments secured and/or rated debt investments •First lien, senior secured debt investments •Floating rate debt investments Larger companies than the LMM investment strategy •Current Middle Market portfolio companies have weighted-average EBITDA of approximately $89.7 million Large and critical portion of U.S. economy •Nearly 200,000 domestic Middle Market businesses(1) More relative liquidity than LMM investments 6% – 10% targeted gross yields •Weighted-average effective yield(2) of 9.4% •Net returns positively impacted by lower overhead requirements and use of modest leverage •Floating rate debt investments provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) Source: National Center for The Middle Market; includes number of U.S. domestic businesses with revenues between $10 million and $1 billion (2) Weighted-average effective yield includes amortization of deferred debt origination fees and accretion of original issue discount, but excludes fees payable upon repayment of the debt instruments and any debt investments on non-accrual status Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 24

Asset Management Business MAIN’s asset management business represents additional income diversification and the opportunity for greater stakeholder returns In May 2012, MAIN(1) entered into an investment sub-advisory agreement with the investment advisor to HMS Income Fund, Inc., a non-listed BDC • MAIN(1) provides asset management services, including sourcing, diligence and post-investment monitoring MAIN(1) receives 50% of the investment advisor’s base management fee and incentive fees – MAIN(1) base management fee – 1% of total assets – MAIN(1) incentive fees – 10% of net investment income above a hurdle and 10% of net realized capital gains • MAIN’s internally managed operating structure provides MAIN’s stakeholders the benefits of this asset management business Benefits to MAIN • No significant increases to MAIN’s operating costs to provide services (utilize existing infrastructure and leverage fixed costs) No invested capital – monetizing the value of MAIN franchise Significant positive impact on MAIN’s financial results • • $2.7 million contribution to net investment income in the third quarter of 2018(2) $8.0 million contribution to net investment income for the nine months ended September 30, 2018(2) $9.4 million contribution to net investment income for the year ended December 31, 2017(2) $70.1 million of cumulative unrealized appreciation as of September 30, 2018 – – – – (1) Through MAIN’s wholly owned unconsolidated subsidiary, MSC Advisor I, LLC (2) Contribution to Net Investment Income includes (a) dividend income received by MAIN from MSC Advisor I, LLC and (b) operating expenses allocated from MAIN to MSC Advisor I, LLC Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 25

Total Investment Portfolio Includes complementary LMM debt and equity investments, Middle Market debt investments and Private Loan debt investments Diversity provides structural protection to investment portfolio, revenue sources, income and cash flows Total investment portfolio at fair value consists of approximately 47% LMM / 25% Middle Market / 20% Private Loan / 8% Other(1) Portfolio investments 182 LMM, Middle Market and Private Loan portfolio companies • • Average investment size of $11.5 million Largest individual portfolio company represents 6.8%(2) of total investment income and 2.6% of total portfolio fair value (most investments are less than 1%) Five non-accrual investments, which represent 1.2% of the total investment portfolio at fair value and 3.5% at cost. Weighted-average effective yield of 10.6% • • Significant diversification • • • Issuer Industry Transaction type • • • Geography End markets Vintage (1) Other includes MSC Advisor I, LLC, MAIN’s External Investment Manager (2) Based upon total investment income for the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 26

Portfolio Snapshot – Significant Diversification (1) Excludes the External Investment Manager, as described in MAIN’s public filings. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 27 12/31/2015 12/31/2016 12/31/2017 9/30/2018 Number of Portfolio Companies Lower Middle Market 71 73 70 70 Private Loans 40 46 54 54 Middle Market 86 78 62 58 Other Portfolio(1) 10 10 11 11 Total 207 207 197 193 $ Invested - Cost Basis Lower Middle Market $ 685.6 $ 760.3 $ 776.5 $ 965.4 % of Total 41.2% 40.6% 38.7% 43.7% Private Loans $ 268.6 $ 357.7 $ 489.2 $ 517.3 % of Total 16.1% 19.1% 24.4% 23.4% Middle Market $ 637.2 $ 646.8 $ 629.7 $ 613.4 % of Total 38.2% 34.6% 31.4% 27.7% Other Portfolio(1) $ 75.2 $ 107.1 $ 109.4 $ 115.7 % of Total 4.5% 5.7% 5.5% 5.2% Total $ 1,666.6 $ 1,871.9 $ 2,004.8 $ 2,211.7

Portfolio Snapshot – Significant Diversification (cont.) (1) Excludes the External Investment Manager, as described in MAIN’s public filings. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 28 12/31/201512/31/201612/31/20179/30/2018 $ Invested - Fair Value Lower Middle Market$862.7$892.6$948.2$ 1,149.0 % of Total48.7%45.4%44.5%48.8% Private Loans$248.3$342.9$467.5$490.8 % of Total14.0%17.4%22.0%20.8% Middle Market$586.9$630.6$609.3$607.7 % of Total33.1%32.1%28.6%25.8% Other Portfolio(1) $74.8$100.3$104.6$109.2 % of Total4.2%5.1%4.9%4.6% Total$ 1,772.7$ 1,966.3$ 2,129.5$ 2,356.7 % of Total $ Invested in Debt (Cost Basis) Lower Middle Market$482.6$525.4$520.9$667.6 % of Total of Lower Middle Market70.4%69.1%67.1%69.2% Private Loans$253.2$334.5$457.8$480.5 % of Total of Total Private Loans94.3%93.5%93.6%92.9% Middle Market$626.5$628.9$612.4$589.6 % of Total of Total Middle Market98.3%97.2%97.3%96.1% Other Portfolio$0.2$0.2$-$-% of Total of Total Other Portfolio0.2%0.2%0.0%0.0% Total$ 1,362.5$ 1,489.1$ 1,591.1$ 1,737.7 % of Total Portfolio81.5%79.6%79.4%78.6%

Portfolio Snapshot – Significant Diversification (cont.) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 29 12/31/2015 12/31/2016 12/31/2017 9/30/2018 % of Total $ Invested in Debt that is First Lien (Cost Basis) Lower Middle Market $ 443.2 $ 483.8 $ 511.0 $ 657.5 % of Lower Middle Market 91.8% 92.1% 98.1% 98.5% Private Loans $ 221.0 $ 297.8 $ 432.6 $ 445.6 % of Total Private Loans 87.3% 89.0% 94.5% 92.7% Middle Market $ 542.7 $ 560.2 $ 554.2 $ 524.8 % of Total Middle Market 86.6% 89.1% 90.5% 89.0% Other Portfolio $ - $ - $ - $ - % of Total Other Portfolio 0.0% 0.0% 0.0% 0.0% Total $ 1,206.9 $ 1,341.8 $ 1,497.9 $ 1,627.9 % of Total Portfolio Debt Investments 88.6% 90.1% 94.1% 93.7% % of Total Investment Portfolio 72.2% 71.7% 74.7% 73.6%

(1) Total Portfolio by Industry (as a Percentage of Cost) Construction & Engineering, 7% Media, 7% Diversified Telecommunication Services, 5% Machinery, 5% Aerospace & Defense, 4% Specialty Retail, 4% Electronic Equipment, Instruments & Components, 4% Health Care Providers & Services, 3% Oil, Gas & Consumable Fuels, 3% Containers & Packaging, 2% Communications Equipment, 2% Building Products, 2% Internet & Catalog Retail, 1% Other, 5% Energy Equipment & Services, 7% Commercial Services & Supplies, 5% IT Services, 5% Hotels, Restaurants & Leisure, 4% Food Products, 4% Internet Software & Services, 4% Leisure Equipment & Products, 4% Professional Services, 3% Computers & Peripherals, 3% Software, 2% Distributors, 2% Construction Materials, 2% Road & Rail, 1% (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 30

(1) Diversified Total Portfolio (as a Percentage of Cost) n/ (1) Excluding MAIN’s Other Portfolio investments and the External Investment Manager, as described in MAIN’s public filings, which represent approximately 5% of the total portfolio (2) Based upon portfolio company headquarters and excluding any MAIN investments headquartered outside the U.S., which represent approximately 3% of the total portfolio Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 31 Invested Capital by Geography (2) 28%19%15% 27%11% Invested Capital by Transaction Type LBO/MBO 41% 41% 12% 6% Recapitalizatio AcquisitionRefinancing Growth Capital

LMM Investment Portfolio 70 portfolio companies / $1,149.0 million in fair value •47% of total investment portfolio at fair value LMM Investment Portfolio consists of a diversified mix of secured debt and lower cost basis equity investments Debt yielding 12.2% (69% of LMM portfolio at cost) • • • 98% of debt investments have first lien position 56% of debt investments earn fixed-rate interest Approximately 850 basis point net interest margin vs. “matched” fixed interest rate on SBIC debentures Equity in 99% of LMM portfolio companies representing 39% average ownership position (31% of LMM portfolio at cost) • Opportunity for fair value appreciation, capital gains and cash dividend income 59% of LMM companies(1) with direct equity investment are currently paying dividends Fair value appreciation of equity investments supports Net Asset Value per share growth Lower entry multiple valuations, lower cost basis $183.6 million, or $3.01 per share, of cumulative pre-tax net unrealized appreciation at September 30, 2018 • • • • (1) Includes the LMM companies which (a) MAIN is invested in direct equity and (b) are treated as flow-through entities for tax purposes; based upon dividend income for the trailing twelve month period ended September 30, 2018 Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 32

LMM Investment Portfolio LMM Investment Portfolio is a pool of high quality, seasoned assets with attractive risk-adjusted return characteristics Median LMM portfolio credit statistics: • • • Senior leverage of 3.1x EBITDA to MAIN debt position 2.7x EBITDA to senior interest coverage Total leverage of 3.1x EBITDA including debt junior in priority to MAIN Free cash flow de-leveraging improves credit metrics and increases equity appreciation • Average investment size of $13.8 million (less than 1% of total investment portfolio) Opportunistic, selective posture toward new investment activity over the economic cycle High quality, seasoned LMM portfolio • • Total LMM portfolio investments at fair value equals 119% of cost Equity component of LMM portfolio at fair value equals 173% of cost Majority of LMM portfolio has de-leveraged and experienced equity appreciation • Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 33

Private Loan Investment Portfolio 54 investments / $490.8 million in fair value •20% of total investment portfolio at fair value Private Loan Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio Average investment size of $9.6 million (less than 1% of total portfolio) Investments in secured debt investments • 92% of current Private Loan portfolio is secured debt • 93% of current Private Loan debt portfolio is first lien term debt 85% of Private Loan debt investments bear interest at floating rates(1), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 10.1%, representing a greater than 545 basis point net interest margin vs. “matched” floating rate on the MAIN credit facility • Floating rate debt investments (85% floating rate), which provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) 91% of floating interest rates on Private Loan debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 34

Middle Market Investment Portfolio Middle Market Investment Portfolio provides a diversified mix of investments and sources of income to complement the LMM Investment Portfolio 58 investments / $607.7 million in fair value •25% of total investment portfolio at fair value Average investment size of $10.6 million (less than 1% of total portfolio) Investments in secured and/or rated debt investments • 96% of current Middle Market portfolio is secured debt • 89% of current Middle Market debt portfolio is first lien term debt More relative investment liquidity compared to LMM 94% of Middle Market debt investments bear interest at floating rates(1), providing matching with MAIN’s floating rate credit facility Weighted-average effective yield of 9.4%, representing a greater than 475 basis point net interest margin vs. “matched” floating rate on the MAIN credit facility • Floating rate debt investments (94% floating rate) provide the opportunity for positive impact on yields if market benchmark interest rates increase (1) 94% of floating interest rates on Middle Market debt investments are subject to contractual minimum “floor” rates Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 35

Main Street Capital Corporation Appendix Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 36

MAIN Income Statement Summary Total Investment Income $ 51,786 $ 55,797 $ 55,942 $ 59,869 $ 58,263 13% Expenses: Interest Expense G&A Expense (9,420) (5,861) (9,659) (6,171) (10,265) (6,399) (10,833) (7,092) (10,884) (7,157) (16%) (22%) Distributable Net Investment Income (DNII) DNII Margin % 36,505 70.5% 39,967 71.6% 39,278 70.2% 41,944 70.1% 40,222 69.0% 10% Share-based compensation (2,476) (2,484) (2,303) (2,432) (2,147) 13% Net Investment Income 34,029 37,483 36,975 39,512 38,075 12% Net Realized Gain (Loss)(1)(2) (10,706) (11,660) 7,460 (15,466) 9,238 NM Net Unrealized Appreciation (Depreciation)(1) 16,147 47,706 (10,897) 32,701 25,208 NM Income Tax Benefit (Provision) (4,571) (12,089) 979 (1,296) (3,781) NM Net Increase in Net Assets $ 34,899 $ 61,440 $ 34,517 $ 55,451 $ 68,740 97% (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 on the repayment of the SBIC debentures which had previously been accounted for on the fair value method of accounting and the accounting reversals of prior unrealized depreciation related to the realized loss. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income. Includes the effect of the $1.5 million realized loss on extinguishment of debt recognized in the second quarter of 2018 related to the redemption of the 6.125% Notes. Percent change from prior year is based upon impact (increase/(decrease)) on Net Increase in Net Assets (2) (3) NM – Not Measurable / Not Meaningful Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 37 Q3 18 vs. Q3 17 ($ in 000's)Q3 17Q4 17Q1 18(1) Q2 18(2) Q3 18% Change(3)

MAIN Per Share Change in Net Asset Value (NAV) Beginning NAV Distributable Net Investment Income Share-Based Compensation Expense Net Realized Gain (Loss)(1)(2) Net Unrealized Appreciation (Depreciation)(1) $ 22.62 0.64 (0.04) $ 23.02 0.69 (0.04) $ 23.53 0.67 (0.04) $ 23.67 0.70 (0.04) $ 23.96 0.66 (0.04) (0.19) (0.20) 0.13 (0.25) 0.16 0.28 0.82 (0.19) 0.55 0.41 Income Tax Benefit (Provision) (0.08) (0.20) 0.02 (0.03) (0.06) Net Increase in Net Assets 0.61 1.07 0.59 0.93 1.13 Regular Monthly Dividends to Shareholders (0.56) (0.57) (0.57) (0.57) (0.57) Supplemental Dividends to Shareholders - (0.28) - (0.28) - Accretive Impact of Stock Offerings (3) 0.30 0.25 0.08 0.29 0.13 Other (4) 0.05 0.04 0.04 (0.08) 0.04 Ending NAV $ 23.02 $ 23.53 $ 23.67 $ 23.96 $ 24.69 Weighted Average Shares 57,109,104 58,326,827 58,852,252 59,828,751 60,807,096 Certain fluctuations in per share amounts are due to rounding differences between quarters. (1) Excludes the effect of the $1.4 million realized loss recognized in the first quarter of 2018 on the repayment of the SBIC debentures which had previously been accounted for on the fair value method of accounting and the accounting reversals of prior unrealized depreciation related to the realized loss. The net effect of this item has no effect on Net Increase in Net Assets or Distributable Net Investment Income. Includes the effect of the $1.5 million realized loss on extinguishment of debt recognized in the second quarter of 2018 related to the redemption of the 6.125% Notes. Includes accretive impact of shares issued through the Dividend Reinvestment Plan (DRIP) and ATM program. Includes differences in weighted-average shares utilized for calculating changes in NAV during the period and actual shares outstanding utilized in computing ending NAV and other minor changes. (2) (3) (4) Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 38 ($ per share) Q3 17 Q4 17 Q1 18(1) Q2 18(2) Q3 18

MAIN Balance Sheet Summary LMM Portfolio Investments Middle Market Portfolio Investments $ 938,042 607,476 $ 948,196 609,256 $ 1,049,772 617,941 $ 1,084,897 591,600 $ 1,149,008 607,666 Private Loan Investments 485,929 467,474 496,533 516,836 490,841 109,210 70,148 50,303 47,287 Other Portfolio Investments External Investment Manager Cash and Cash Equivalents Other Assets Total Assets 99,230 39,304 30,144 69,557 104,611 41,768 51,528 42,562 101,066 48,722 29,090 58,051 108,131 62,667 40,484 56,730 $ 2,269,682 $ 2,265,395 $ 2,401,175 $ 2,461,345 $ 2,524,463 Credit Facility SBIC Debentures(1) Notes Payable Other Liabilities Net Asset Value (NAV) $ 355,000 $ 64,000 $ 188,000 $ 289,000 $ 250,000 269,345 288,483 306,182 306,418 337,931 262,416 53,255 1,329,666 444,688 87,856 1,380,368 445,096 65,297 1,396,600 356,296 62,277 1,447,354 356,628 74,462 1,505,442 Total Liabilities and Net Assets $ 2,269,682 $ 2,265,395 $ 2,401,175 $ 2,461,345 $ 2,524,463 Total Portfolio Fair Value as % of Cost Common Stock Price Data: 106% 108% 107% 109% 110% High Close Low Close Quarter End Close $ 40.40 38.13 39.75 $ 41.55 39.71 39.73 $ 39.90 35.41 36.90 $ 38.86 36.76 38.06 $ 40.68 38.05 38.50 (1) Includes adjustment to the face value of Main Street Capital II, LP (“MSC II”) Small Business Investment Company (“SBIC”) debentures pursuant to the fair value method of accounting elected for such MSC II SBIC borrowings. Total par value of MAIN’s SBIC debentures at September 2018 was $345.8 million. Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 39 ($ in 000's, except per share amounts)Q3 17Q4 17Q1 18Q2 18Q3 18

MAIN Corporate Data Please visit our website at www.mainstcapital.com for additional information Board of Directors Executive Officers Research Coverage Corporate Headquarters Investor Relation Contacts Michael Appling, Jr. Chief Executive Officer (CEO) TnT Crane & Rigging Valerie L. Banner VP, General Counsel & Corporate Secretary Exterran Corporation Vincent D. Foster, Chairman & CEO Dwayne L. Hyzak President & Chief Operating Officer (COO) Tim Hayes B. Riley FBR, Inc. (703) 312-1819 1300 Post Oak Blvd, 8th Floor Houston, TX 77056 Tel: (713) 350-6000 Fax: (713) 350-6042 Dwayne L. Hyzak President & COO Brent D. Smith Chief Financial Officer Mitchel Penn Janney Montgomery Scott (410) 583-5976 Tel: (713) 350-6000 Independent Registered Public Accounting Firm Curtis L. Hartman Vice Chairman, Chief Credit Officer & Senior Managing Director (SMD) Christopher R. Testa National Securities (212) 417-7447 Ken Dennard Mark Roberson Dennard Lascar Investor Relations Tel: (773) 529-6600 Joseph E. Canon Executive Director Dodge Jones Foundation Grant Thornton, LLP Houston, TX David L. Magdol Vice Chairman, Chief Investment Officer & SMD Robert J. Dodd Raymond James (901) 579-4560 Vincent D. Foster Chairman & CEO Main Street Capital Corporation Corporate Counsel Management Executive Committee Dechert, LLP Washington, D.C. Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO David L. Magdol, VC, CIO & SMD Jason Arnold RBC Capital Markets, LLC (415) 633-8594 Arthur L. French Retired CEO/Executive Brent D. Smith Chief Financial Officer & Treasurer Eversheds Sutherland (US) LLP Washington, D.C. J. Kevin Griffin SVP, Financial Planning & Analysis Novant Health, Inc. Mark Hughes SunTrust Robinson Humphrey (615) 748-4422 Jason B. Beauvais SVP, General Counsel, Secretary & Chief Compliance Officer Securities Listing Investment Committee Common Stock – NYSE: MAIN Dwayne L. Hyzak President & COO Main Street Capital Corporation Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO David L. Magdol, VC, CIO & SMD Nicholas T. Meserve Managing Director (MD) Shannon D. Martin Vice President & Chief Accounting Officer Transfer Agent American Stock Transfer & Trust Co. Tel: (212) 936-5100 www.astfinancial.com John E. Jackson President & CEO Spartan Energy Partners, LP Credit Committee Brian E. Lane CEO & President Comfort Systems USA Stephen B. Solcher SVP, Finance and Operations & Chief Financial Officer BMC Software Vincent D. Foster, Chairman & CEO Curtis L. Hartman, VC, CCO & SMD Dwayne L. Hyzak, President & COO Nicholas T. Meserve, MD Main Street Capital Corporation NYSE: MAIN mainstcapital.com Page 40